Stockholders' Equity - Schedule Summarizes Changes in Stock Option (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Warrants [Member]
Number Outstanding	6,803,503	23,107,701
Number of Options Granted	233,334	312,500
Number of Options Exercised	(202,500)	(2,856,041)
Number of Options Adjusted		(13,601,951)
Number of Options Expired	(3,254,832)	(158,706)
Number Outstanding	3,579,505	6,803,503
Exercisable, end of period	3,579,505
Weighted Average Exercise Price Granted	$ 0.40
Weighted Average Exercise Price Exercised	0.10	$ 0.30
Weighted Average Exercise Price Exercisable, end	$ 4.45	$ 4.45
Weighted Average Remaining Contractual Life (in years) Outstanding, beginning	1 year 10 months 24 days	2 years 10 months 10 days
Weighted Average Remaining Contractual Life (in years) Granted	1 year 8 months 16 days	2 years 11 months 8 days
Weighted Average Remaining Contractual Life (in years) Outstanding	6 months 7 days	1 year 10 months 24 days
Weighted Average Remaining Contractual Life (in years) Exercisable	6 months 7 days
Aggregate Intrinsic Value Outstanding	$ 2,052,699
Aggregate Intrinsic Value vested and expected to vest	749
Aggregate Intrinsic Value Exercisable	$ 749
Outstanding, beginning of period	$ 0.81	$ 1
Excercise Price, Options granted	0.34	0.013
Excercise Price, Options exercised	0.10	0.30
Excercise Price, Options adjusted		0.01
Excercise Price, Options expired	0.13	8.76
Outstanding, end of period	4.45	0.81
Weighted Average Exercise Price Exercisable	4.45
Weighted Average Exercise Price Exercisable, end		4.45
Warrants [Member] | Minimum [Member]
Weighted Average Exercise Price Outstanding, Beginning	0.10	0.01
Weighted Average Exercise Price Granted		0.10
Weighted Average Exercise Price Adjusted		0.10
Weighted Average Exercise Price Expired	0.01	6.00
Weighted Average Exercise Price Outstanding, Ending	0.01	0.10
Weighted Average Exercise Price Exercisable, end	0.01
Weighted Average Exercise Price Exercisable, end	0.01
Warrants [Member] | Maximum [Member]
Weighted Average Exercise Price Outstanding, Beginning	10.00	25.00
Weighted Average Exercise Price Granted		0.15
Weighted Average Exercise Price Adjusted		0.15
Weighted Average Exercise Price Expired	6.00	25.00
Weighted Average Exercise Price Outstanding, Ending	10.00	$ 10.00
Weighted Average Exercise Price Exercisable, end	10.00
Weighted Average Exercise Price Exercisable, end	$ 10.00
Stock Options
Number Outstanding	51,350	87,850
Number of Options Granted	2,370,000	0
Number of Options Exercised	0	0
Number of Options Expired	(18,850)	(36,500)
Number Outstanding	2,402,500	51,350
Exercisable, end of period	1,939,062
Weighted Average Exercise Price Granted		$ 0
Weighted Average Exercise Price Exercised	$ 0	0
Weighted Average Exercise Price Exercisable, end	$ 0.88	$ 15.00
Weighted Average Remaining Contractual Life (in years) Outstanding, beginning	7 years 1 month 13 days	3 years 5 months 1 day
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 18 days
Weighted Average Remaining Contractual Life (in years) Exercisable	3 years 11 months 12 days	7 years 1 month 13 days
Outstanding, beginning of period	$ 15.00	$ 14.00
Excercise Price, Options granted	0.62
Excercise Price, Options exercised	0.00
Excercise Price, Options expired	14.84	12.00
Outstanding, end of period	0.81	15.00
Weighted Average Exercise Price Exercisable	15.00
Weighted Average Exercise Price Exercisable, end	0.88	15.00
Stock Options | Minimum [Member]
Weighted Average Exercise Price Outstanding, Beginning	12.00	9.00
Weighted Average Exercise Price Granted	0.50
Weighted Average Exercise Price Expired	0.12	9.00
Weighted Average Exercise Price Outstanding, Ending	0.50	12.00
Weighted Average Exercise Price Exercisable, end	0.50
Weighted Average Exercise Price Exercisable, end	0.50
Stock Options | Maximum [Member]
Weighted Average Exercise Price Outstanding, Beginning	15.00	15.00
Weighted Average Exercise Price Granted	1.00
Weighted Average Exercise Price Expired	0.15	21.00
Weighted Average Exercise Price Outstanding, Ending	15	$ 15.00
Weighted Average Exercise Price Exercisable, end	15.00
Weighted Average Exercise Price Exercisable, end	$ 15.00